Short-Term Debt	12 Months Ended
Dec. 31, 2023
Short-Term Debt [Abstract]
Short-Term Debt
23.

SHORT-TERM DEBT
Emera’s short-term borrowings consist of commercial paper issuances, advances on revolving and non-
revolving credit facilities and short-term notes. Short-term debt and the related weighted-average interest rates as at December 31 consisted of the following:
millions of dollars

2023
Weighted
average

interest rate 2022
Weighted
average

interest rate
TEC
Advances on revolving credit facilities $

277 5.68% $

1,380 5.00%
Emera
Non-revolving term facilities

796 6.07%

796 5.19%
Bank indebtedness

9 - % -

- %
TECO Finance

Advances on revolving credit and term facilities

245 6.54%

481 5.47%
PGS
Advances on revolving credit facilities

73 6.36% -

- %
NMGC
Advances on revolving credit facilities

25 6.46%

59 5.15%
GBPC
Advances on revolving credit facilities

8 5.54%

10 5.25%
Short-term debt $

1,433 $

2,726
The Company’s total short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:

millions of dollars Maturity 2023 2022
TEC - Unsecured committed revolving credit facility 2026 $

401 $

1,084
TECO Energy/TECO Finance - revolving credit facility 2026 -

542
TECO Finance - Unsecured committed revolving credit facility 2026

529 -

Emera - Unsecured non-revolving term facility 2024

400

400
Emera - Unsecured non-revolving term facility 2024

400

400
PGS - Unsecured revolving credit facility 2028

331 -

TEC - Unsecured revolving facility 2024

265

542
TEC - Unsecured revolving facility 2024

265 -

NMGC - Unsecured revolving credit facility 2026

165

169
Other - Unsecured committed revolving credit facilities Various

17

18
Total $

2,773 $

3,155
Less:
Advances under revolving credit and term facilities

1,433

2,731
Letters of credit issued within the credit facilities

3

4
Total advances under available facilities

1,436

2,735
Available capacity under existing agreements $

1,337 $

420
The weighted average interest rate on outstanding short-term debt at December 31, 2023 was 5.95 per
cent (2022 – 5.01

per cent).
Recent Significant Financing Activity by Segment
Florida Electric Utilities

On November 24, 2023, TEC repaid its $ 400

million USD unsecured non-revolving facility, which expired
on December 13, 2023
.

On April 3, 2023, TEC entered into a 364 -day, $ 200

million USD senior unsecured revolving credit facility
which matures on April 1, 2024 . The credit agreement contains customary representations and warranties, events of default and financial and other covenants, and bears interest at a variable interest rate, based on either the term secured overnight financing rate (“SOFR”), Wells Fargo’s prime rate, the federal funds rate or the one-month SOFR, plus a margin.
On March 1, 2023, TEC entered into a 364 -day, $ 200

million USD senior unsecured revolving credit
facility which matures on February 28, 2024 . The credit facility contains customary representations and warranties, events of default and financial and other covenants, and bears interest at a variable interest rate, based on either the term SOFR, the Bank of Nova Scotia’s prime rate, the federal funds rate or the one-month SOFR, plus a margin.
Gas Utilities and Infrastructure
On December 1, 2023, PGS entered into a $ 250

million USD senior unsecured revolving credit facility
with a group of banks, maturing on December 1, 2028 . PGS has the ability to request the lenders to increase their commitments under the credit facility by up to $ 100 million USD in the aggregate subject to
agreement from participating lenders. The credit agreement contains customary representations and warranties, events of default and financial and other covenants, and bears interest at Bankers’
Acceptances or prime rate advances, plus a margin.
Other
On December 16, 2023, Emera amended its $ 400

million unsecured non-revolving facility to extend the
maturity date from December 16, 2023

to
December 16, 2024 . There were no other changes in
commercial terms from the prior agreement.
On June 30, 2023, Emera amended its $ 400

million unsecured non-revolving facility to extend the
maturity date from August 2, 2023

to
August 2, 2024 . There were no other changes in commercial terms from the prior agreement.